CERTIFICATION

Pursuant to Rule 497(j), Annuity Investors Life Insurance Company® Variable Account B, The Commodore SpiritSM (1933 Act File No. 333-19725, 1940 Act File No. 811-08017) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 12 ("Amendment No. 12") to its Registration Statement; and (b) that Amendment No. 12 was filed electronically.

Dated: May 2, 2003	By:	/s/ Mark F. Muething
Mark F. Muething